Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net (loss)/income for the year	$ 11,984,485	$ 2,093,124	$ (12,276,520)
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Depreciation	37,455,093	37,693,733	41,258,142
Amortization of deferred finance charges	698,364	885,191	858,582
Amortization of deferred gain on sale and leaseback of vessels		0	(190,087)
Amortization of operating lease right-of-use assets	473,132	1,572,943
Share based compensation	0	611,644	338,356
Change in fair value of derivatives	(38,561)	255,650	(28,252)
Equity earnings in joint ventures	(2,709,984)	(486,695)
Impairment loss	3,857,307	993,916	11,351,821
Net loss on sale of vessels	1,134,854	485,516	763,925
Gain on deconsolidation of subsidiaries	0	(145,000)
(Increase)/decrease in
Trade and other receivables	874,825	(1,506,590)	531,796
Other current assets	(191,362)	16,055	159,363
Claims receivable	193,670	(1,307,763)	15,951
Inventories	(1,239,395)	617,468	(302,873)
Changes in operating lease liabilities	(473,132)	(1,572,943)
Advances and prepayments	(32,444)	339,858	131,490
Increase/(decrease) in
Balances with related parties	1,617,032	(5,845,771)	(6,278,982)
Trade accounts payable	761,193	(1,316,668)	381,941
Accrued liabilities	(2,403,644)	(217,409)	339,009
Deferred income	151,663	(2,347,660)	755,563
Net cash provided by operating activities	52,113,096	30,818,599	37,809,225
Cash flows from investing activities
Insurance proceeds	0	993,546	0
Proceeds from sale of interests in subsidiaries	0	20,720,975
Vessels' acquisitions and advances for vessels under construction	(48,121,422)	(2,988,903)	(108,295,690)
Proceeds from sale of vessels, net	5,264,768	18,721,123	29,742,788
Investment in joint ventures	(41,998,500)	(11,322,600)
Return of investments from joint ventures	26,781,000	7,363,147
Advances to joint ventures	(29,245)	(5,083,919)
Advances from joint ventures	29,245	5,083,919
Net cash (used in)/provided by investing activities	(58,074,154)	33,487,288	(78,552,902)
Cash flows from financing activities
Stock repurchase	(3,880,930)	(1,837,617)
Deferred finance charges paid	(538,004)	(477,201)	(503,265)
Advances from joint ventures	1,841,380	4,958,250
Advances to joint ventures	(5,841,672)
Customer deposits paid	0	(368,000)	(1,220,700)
Loan repayments	(41,804,846)	(97,371,978)	(56,717,059)
Proceeds from long-term debt	27,105,000	33,480,000	115,712,500
Net cash provided by/(used in) financing activities	(23,119,072)	(61,616,546)	57,271,476
Net increase/(decrease) in cash and cash equivalents	(29,080,130)	2,689,341	16,527,799
Cash and cash equivalents and restricted cash at beginning of year	82,120,332	79,430,991	62,903,192
Cash and cash equivalents and restricted cash at end of year	53,040,202	82,120,332	79,430,991
Cash breakdown
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	53,040,202	82,120,332	79,430,991
Supplemental Cash Flow Information:
Cash paid during the year for interest, net of amounts capitalized	12,905,065	20,768,672	21,087,903
Non cash investing activity – Vessels, net	206,820
Non cash investing activity – Vessels under construction	180,400	$ 63,752	$ 63,752
Non cash financing activity – Deferred finance charges	$ 32,464